UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund

Quarterly portfolio holdings 4/30/18

Fund’s investments
As of 4-30-18 (unaudited)
	Shares	Value
Preferred securities 131.5% (85.6% of Total investments)		$710,004,366
(Cost $737,129,462)
Consumer staples 2.4%		12,941,500
Food and staples retailing 2.4%
Ocean Spray Cranberries, Inc., 6.250% (A)	143,000	12,941,500
Energy 5.6%		30,521,988
Oil, gas and consumable fuels 5.6%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,302,500
Kinder Morgan, Inc., 9.750% (B)	810,916	25,219,488
Financials 53.1%		286,858,270
Banks 32.6%
Bank of America Corp., 6.204%	145,631	3,723,785
Bank of America Corp., 6.500% (B)	115,000	3,014,150
Barclays Bank PLC, 8.125% (B)(C)	690,000	18,036,600
BB&T Corp. (Callable 6-1-18), 5.200% (B)	420,000	10,483,200
BB&T Corp., 5.625% (B)	477,000	11,939,310
Citigroup Capital XIII (3 month LIBOR + 6.370%), 8.729% (D)	15,000	401,850
Citigroup, Inc., 5.800%	65,000	1,639,300
Citigroup, Inc., 6.875%	60,000	1,573,800
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%) (B)	161,825	4,453,424
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	318,337	8,872,052
First Republic Bank, 7.000% (B)	95,000	2,501,350
ING Groep NV, 6.125% (B)	61,500	1,560,255
JPMorgan Chase & Co., 5.450% (B)	400,000	10,140,000
JPMorgan Chase & Co., 6.100% (B)	122,000	3,198,840
JPMorgan Chase & Co., 6.125% (B)	670,000	17,554,000
JPMorgan Chase & Co., 6.300% (B)	25,000	655,750
MB Financial, Inc., 6.000%	234,293	5,852,639
Regions Financial Corp., 6.375%	138,164	3,524,564
Santander Holdings USA, Inc., 7.300%	365,000	9,344,000
The PNC Financial Services Group, Inc., 5.375% (B)	30,000	752,100
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)(C)	187,000	5,073,310
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)(C)	705,000	19,458,000
Wells Fargo & Company, 6.000% (B)	127,000	3,237,230
Wells Fargo & Company, 8.000% (B)(C)	756,000	19,648,440
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	322,025	8,826,705
Western Alliance Bancorp, 6.250%	21,000	540,120
Capital markets 7.4%
Deutsche Bank Contingent Capital Trust II, 6.550%	10,000	256,400
Morgan Stanley, 6.625%	80,000	2,077,600
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	155,000	4,144,700
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	100,000	2,750,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	395,233	11,121,857
State Street Corp., 5.250% (B)(C)	155,000	3,890,500
State Street Corp., 6.000% (B)(C)	580,600	15,124,630
The Goldman Sachs Group, Inc., 6.200%	29,999	776,974
Consumer finance 2.9%
Capital One Financial Corp., 6.200%	237,251	6,218,349
Capital One Financial Corp., 6.700%	54,991	1,445,163
Navient Corp., 6.000% (B)	375,301	8,185,315
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 10.1%
Aegon NV, 6.375% (B)(C)	520,000	$13,358,800
Aegon NV, 6.500% (B)	260,000	6,715,800
Assurant, Inc., 6.500%	15,000	1,583,400
Prudential Financial, Inc., 5.750% (B)	140,000	3,512,600
Prudential PLC, 6.500% (B)	154,500	4,023,180
Prudential PLC, 6.750%	51,000	1,329,060
RenaissanceRe Holdings, Ltd., Series C, 6.080%	25,000	634,250
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	58,227	1,687,418
W.R. Berkley Corp., 5.625% (B)(C)	885,000	21,505,500
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	512,000
Health care 2.9%		15,461,548
Pharmaceuticals 2.9%
Teva Pharmaceutical Industries, Ltd., 7.000% (B)(C)	44,050	15,461,548
Industrials 2.3%		12,464,100
Machinery 2.3%
Stanley Black & Decker, Inc., 5.750% (B)	495,000	12,464,100
Real estate 14.0%		75,336,980
Equity real estate investment trusts 14.0%
American Homes 4 Rent, Series D, 6.500%	40,000	1,013,600
American Homes 4 Rent, Series E, 6.350%	40,000	992,800
American Homes 4 Rent, Series F, 5.875%	155,575	3,523,774
American Homes 4 Rent, Series G, 5.875%	144,000	3,240,000
Crown Castle International Corp., Series A, 6.875% (B)	23,200	23,767,064
Digital Realty Trust, Inc., 6.350%	922	23,788
Digital Realty Trust, Inc., 6.625%	10,900	285,580
Digital Realty Trust, Inc., 7.375%	34,936	908,685
Federal Realty Investment Trust, Series C, 5.000%	110,000	2,399,100
Kimco Realty Corp., 6.000% (B)	389,351	9,387,253
Public Storage, 5.200% (B)	125,000	2,933,750
Public Storage, 5.375%	21,263	515,840
Senior Housing Properties Trust, 5.625% (B)(C)	843,790	20,225,646
Ventas Realty LP, 5.450% (B)(C)	245,000	6,120,100
Telecommunication services 10.3%		55,853,985
Diversified telecommunication services 3.2%
Qwest Corp., 6.125% (B)	30,000	598,500
Qwest Corp., 6.500%	84,205	1,778,410
Qwest Corp., 6.750%	360,000	7,761,600
Qwest Corp., 6.875%	33,795	739,097
Qwest Corp., 7.000% (B)	20,000	455,400
Qwest Corp., 7.500%	66,111	1,660,708
Verizon Communications, Inc., 5.900% (B)	168,000	4,300,800
Wireless telecommunication services 7.1%
Telephone & Data Systems, Inc., 6.625% (B)	233,381	5,783,181
Telephone & Data Systems, Inc., 6.875%	119,781	2,974,162
Telephone & Data Systems, Inc., 7.000% (B)	340,000	8,493,200
United States Cellular Corp., 6.950%	720,000	17,913,600
United States Cellular Corp., 7.250% (B)	135,272	3,395,327
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	3

	Shares	Value
Utilities 40.9%		$220,565,995
Electric utilities 24.1%
Alabama Power Company, 5.000% (B)	339,875	8,496,875
Duke Energy Corp., 5.125% (B)	920,000	23,119,600
Entergy Louisiana LLC, 5.250% (B)	241,476	6,000,679
HECO Capital Trust III, 6.500% (B)(C)	379,850	9,944,473
Interstate Power & Light Company, 5.100% (B)	270,000	6,790,500
NextEra Energy, Inc., 6.123% (B)(C)	418,000	24,160,400
NSTAR Electric Company, 4.780% (B)	15,143	1,499,157
PPL Capital Funding, Inc., 5.900% (B)	1,082,439	27,147,570
SCE Trust II, 5.100% (B)(C)	579,000	13,386,480
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)	20,000	529,000
The Southern Company, 6.250% (B)	351,399	9,101,234
Gas utilities 1.0%
South Jersey Industries, Inc., 7.250%	99,700	5,184,400
Multi-utilities 15.8%
CMS Energy Corp., 5.625%	225,000	5,548,500
Dominion Energy, Inc., 6.750% (B)	750,667	34,485,642
DTE Energy Company, 5.250% (B)(C)	528,107	12,901,654
DTE Energy Company, 5.250%	240,000	5,750,400
DTE Energy Company, 6.000%	96,175	2,498,627
DTE Energy Company, 6.500%	173,100	9,086,019
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	272,500	7,016,875

Sempra Energy, 6.000%	77,000	7,917,910
Common stocks 12.6% (8.2% of Total investments)		$67,870,568
(Cost $55,483,264)
Energy 11.4%		61,761,168
Oil, gas and consumable fuels 11.4%
BP PLC, ADR (B)	511,000	22,785,490
Enbridge, Inc.	50,000	1,513,500
ONEOK, Inc. (B)	340,000	20,474,800
Royal Dutch Shell PLC, ADR, Class A (B)	243,024	16,987,378
Telecommunication services 0.8%		4,273,400
Diversified telecommunication services 0.8%
CenturyLink, Inc.	230,000	4,273,400
Utilities 0.4%		1,836,000
Independent power and renewable electricity producers 0.4%
AES Corp.	150,000	1,836,000

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 8.7% (5.7% of Total investments)				$47,146,192
(Cost $47,319,241)
Consumer discretionary 1.6%				8,465,625
Automobiles 1.6%
General Motors Financial Company, Inc. (5.750% to 9-30-27, then 3 month LIBOR + 3.598%) (F)	5.750	09-30-27	8,600,000	8,465,625
Energy 1.4%				7,656,000
Oil, gas and consumable fuels 1.4%
Energy Transfer Partners LP (3 month LIBOR + 3.018%) (B)(D)	4.791	11-01-66	8,800,000	7,656,000
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 4.7%				$25,740,938
Banks 2.9%
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (F)	7.375	08-19-25	2,000,000	2,180,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (F)	6.500	03-23-28	5,000,000	5,081,250
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (F)	5.700	04-15-23	5,000,000	4,996,875
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	3,174,000	3,471,563
Consumer finance 0.9%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (F)	5.500	10-30-27	5,000,000	4,900,000
Insurance 0.9%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (F)	5.875	03-15-28	5,000,000	5,111,250
Utilities 1.0%				5,283,629
Multi-utilities 1.0%
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(C)	5.750	10-01-54	5,000,000	5,283,629

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8% (0.5% of Total investments)				$4,169,000
(Cost $4,169,000)
U.S. Government Agency 0.8%				4,169,000

Federal Home Loan Bank Discount Note	1.580	05-01-18	4,169,000	4,169,000
Total investments (Cost $844,100,967) 153.6%				$829,190,126
Other assets and liabilities, net (53.6%)				(289,312,506)
Total net assets 100.0%				$539,877,620

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-18 was $589,255,639. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $215,832,829.
(C)	A portion of this security is on loan as of 4-30-18, and is a component of the fund's leverage under the Credit Facility Agreement.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 4-30-18:
United States	85.6%
United Kingdom	6.6%
Netherlands	4.7%
Israel	1.9%
Other countries	1.2%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	640	Short	Jun 2018	$(76,903,667)	$(76,560,000)	$343,667
						$343,667
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	73,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$1,926,980	$1,926,980
								—	$1,926,980	$1,926,980

(a)	At 4-30-18, the 3 month LIBOR was 2.363%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Consumer staples	$12,941,500	—	$12,941,500	—
Energy	30,521,988	$30,521,988	—	—
Financials	286,858,270	286,858,270	—	—
Health care	15,461,548	15,461,548	—	—
Industrials	12,464,100	12,464,100	—	—
Real estate	75,336,980	51,569,916	23,767,064	—
Telecommunication services	55,853,985	51,553,185	4,300,800	—
Utilities	220,565,995	203,604,647	16,961,348	—
Common stocks	67,870,568	67,870,568	—	—
Corporate bonds	47,146,192	—	47,146,192	—
Short-term investments	4,169,000	—	4,169,000	—
Total investments in securities	$829,190,126	$719,904,222	$109,285,904	—
Derivatives:
Assets
Futures	$343,667	$343,667	—	—
Swap contracts	1,926,980	—	$1,926,980	—

Securities with a market value of approximately $30,240,000 at the beginning of the period were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of

       7

the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2018, the fund used futures contracts to manage against anticipated interest rate changes against preferred securities.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2018, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P8Q3	04/18
This report is for the information of the shareholders of John Hancock Preferred Income Fund.		6/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 15, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 15, 2018